Sales - Schedule of Analysis of Sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue recognised at point in time
Revenue	$ 1,862,231	$ 2,761,798	$ 2,825,488
Transferred at Point in Time [Member] | Virtual reality and Augment Reality [Member]
Revenue recognised at point in time
Revenue		1,204,348
Transferred at Point in Time [Member] | Total solutions [Member]
Revenue recognised at point in time
Revenue	1,846,277	1,332,609
Transferred at Point in Time [Member] | Miscellaneous [Member]
Revenue recognised at point in time
Revenue	15,954	4,253
Transferred over Time [Member] | Consultancy and market research [Member]
Revenue recognised at point in time
Revenue		$ 220,588